Concentrations (Details) - Schedule of concentration of customers, suppliers & geographic area - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Huizhou Siji Green Agricultural Products Co., Ltd [Member]
Concentration Risk [Line Items]
Revenues	$ 3,521,542	$ 2,597,402
Concentration risk, percentage	36.00%	36.00%
Guangzhou Xianshangge Trading Co., Ltd [Member]
Concentration Risk [Line Items]
Revenues	$ 3,414,994	$ 3,011,449
Concentration risk, percentage	35.00%	42.00%